Provisions (Tables)	12 Months Ended
Dec. 31, 2022
Provisions
Schedule of provisions

	Decommissioning
($ millions)	and Restoration(1)	Royalties	Other(2)	Total
At December 31, 2020	10 044	71	467	10 582
Liabilities incurred	104	137	171	412
Change in discount rate	(1 260)	-	-	(1 260)
Changes in estimates	(76)	(12)	(13)	(101)
Liabilities settled	(263)	26	(84)	(321)
Accretion	304	-	-	304
Foreign exchange	(61)	-	-	(61)
At December 31, 2021	8 792	222	541	9 555
Less: current portion	(266)	(222)	(291)	(779)
	8 526	-	250	8 776
At December 31, 2021	8 792	222	541	9 555
Liabilities incurred	114	89	3	206
Change in discount rate	(2 456)	-	-	(2 456)
Changes in estimates	3 596	(4)	69	3 661
Liabilities settled	(314)	(125)	(332)	(771)
Accretion	316	-	-	316
Asset disposals	62	-	-	62
Reclassified to assets held for sale (note 33)	(226)	-	-	(226)
Foreign exchange	17	-	-	17
At December 31, 2022	9 901	182	281	10 364
Less: current portion	(337)	(182)	(45)	(564)
	9 564	-	236	9 800

(1)	Represents decommissioning and restoration provisions associated with the retirement of Property, Plant and Equipment and Exploration and Evaluation assets. The total undiscounted and uninflated amount of estimated future cash flows required to settle the obligations at December 31, 2022 was approximately $22.4 billion (December 31, 2021 – $13.8 billion). A $3.6 billion increase in the estimated discounted cash flows was recognized at December 31, 2022, and was primarily related to water treatment costs for mining assets. A weighted average credit-adjusted risk-free interest rate of 5.50% was used to discount the provision recognized at December 31, 2022 (December 31, 2021 – 3.70%). The credit-adjusted risk-free interest rate used reflects the expected time frame of the provisions. Payments to settle the decommissioning and restoration provisions occur on an ongoing basis and will continue over the lives of the operating assets, which can exceed 50 years.
(2)	Includes legal and environmental provisions, a restructuring provision remaining for $11 million (December 31, 2021 - $88 million). Liabilities settled in 2022 include a payment to the Keystone XL pipeline project for $187 million (after-tax $142 million).

Schedule of impact of changes in discount rate on decommissioning and restoration liabilities.	Changes to the discount rate would have the following impact on Decommissioning and Restoration liabilities:

As at December 31	2022	2021
1% Increase	(1 594)	(1 497)
1% Decrease	2 131	2 113